Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	23.23%	20.64%	12.21%	(5.72%)	30.78%	(1.82%)	19.88%	(10.51%)	18.46%	10.41%
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	8.18%	9.79%	19.07%	(11.31%)	43.12%	(6.01%)	21.57%	(17.47%)	8.63%	23.73%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	12.90%	20.48%	24.35%	(20.20%)	27.44%	13.17%	28.19%	(4.87%)	19.33%	5.13%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	1.29%	4.75%	12.11%	(3.38%)	27.71%	8.35%	25.04%	(0.92%)	20.65%	15.39%
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	5.00%	9.15%	13.83%	(11.17%)	23.15%	3.48%	29.36%	(14.53%)	21.46%	11.34%
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	1.09%	5.95%	12.75%	(26.34%)	38.14%	(0.84%)	26.54%	(3.04%)	7.54%	7.98%
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	11.22%	13.27%	17.41%	(14.66%)	31.29%	2.91%	24.20%	(14.66%)	12.90%	24.97%
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	4.64%	5.58%	5.59%	0.17%	(0.04%)	2.03%	2.90%	1.41%	1.12%	1.08%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	5.40%	5.29%	5.32%	(3.41%)	(0.25%)	3.97%	4.45%	1.08%	1.51%	1.67%
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	6.84%	2.02%	4.36%	(9.61%)	(2.03%)	4.96%	5.15%	0.42%	1.24%	0.45%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	6.65%	1.90%	5.71%	(13.56%)	(1.38%)	8.87%	9.10%	(0.70%)	4.17%	3.49%
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	6.09%	(1.93%)	9.75%	(23.73%)	(0.27%)	7.87%	10.50%	(1.31%)	4.06%	4.10%
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	7.22%	2.14%	4.81%	(9.26%)	(1.30%)	4.43%	5.97%	1.13%	2.84%	2.40%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	4.00%	(0.05%)	3.61%	(6.10%)	(0.48%)	4.15%	5.63%	0.47%	3.01%	(0.66%)
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	3.82%	0.30%	3.75%	(6.20%)	0.31%	4.05%	5.33%	0.61%	3.13%	(0.60%)
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	3.54%	(0.16%)	3.45%	(5.75%)	(0.85%)	4.02%	5.87%	0.53%	3.02%	(0.85%)
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	4.07%	0.78%	4.15%	(6.15%)	0.14%	4.23%	5.59%	0.41%	3.17%	(0.01%)
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	23.55%	20.93%	12.48%	(5.48%)	31.07%	(1.59%)	20.17%	(10.31%)	18.82%	10.69%
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	8.46%	10.03%	19.35%	(11.08%)	43.51%	(5.81%)	21.95%	(17.34%)	8.89%	24.08%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	13.17%	20.75%	24.72%	(20.03%)	27.73%	13.46%	28.47%	(4.61%)	19.66%	5.36%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	1.59%	5.01%	12.37%	(3.16%)	28.06%	8.60%	25.38%	(0.67%)	20.96%	15.64%
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.26%	9.43%	14.11%	(10.95%)	23.46%	3.74%	29.69%	(14.32%)	21.76%	11.61%
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	1.34%	6.24%	13.00%	(26.16%)	38.48%	(0.57%)	26.87%	(2.78%)	7.81%	8.22%
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	11.49%	13.57%	17.70%	(14.46%)	31.61%	3.19%	24.51%	(14.46%)	13.20%	25.25%
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.91%	5.85%	5.85%	0.32%	0.31%	2.16%	3.27%	1.66%	1.37%	1.33%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.66%	5.55%	5.71%	(3.18%)	(0.12%)	4.23%	4.71%	1.38%	1.76%	1.92%
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	7.10%	2.28%	4.62%	(9.38%)	(1.78%)	5.12%	5.41%	0.67%	1.50%	0.70%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	6.92%	2.15%	5.86%	(13.24%)	(1.22%)	9.24%	9.26%	(0.35%)	4.34%	3.75%
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	6.36%	(1.70%)	10.03%	(23.65%)	(0.01%)	8.14%	10.77%	(0.96%)	4.22%	4.46%
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	7.60%	2.40%	5.07%	9.03%	(1.05%)	4.58%	6.22%	1.48%	3.09%	2.76%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.26%	0.20%	3.87%	(5.86%)	(0.23%)	4.41%	5.90%	0.72%	3.27%	(0.41%)
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.08%	0.63%	3.92%	(6.01%)	0.55%	4.32%	5.72%	0.75%	3.39%	(0.36%)
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	3.80%	0.09%	3.80%	(5.60%)	(0.60%)	4.28%	6.13%	0.78%	3.28%	(0.53%)
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.44%	0.92%	4.41%	(5.91%)	0.39%	4.49%	5.85%	0.67%	3.42%	0.24%
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	23.77%	21.01%	12.54%	(5.31%)	31.21%	(1.63%)	20.30%
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	8.51%	10.10%	19.47%	(11.04%)	43.54%	(5.68%)	21.99%
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	13.28%	20.88%	24.79%	(19.95%)	27.84%	13.52%	28.66%
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	1.68%	5.13%	12.52%	(3.07%)	28.19%	8.72%	25.44%
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	4.59%
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	1.47%	6.30%	13.08%	(26.07%)	38.62%
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	11.64%	13.74%	17.80%	(14.36%)	31.74%
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	5.77%	5.66%	5.67%	(3.08%)
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	7.02%	2.26%	5.97%	(13.15%)	(1.12%)	9.35%	9.37%
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class R6 Shares
Prospectus [Line Items]
Annual Return [Percent]	6.43%	(1.45%)	9.97%